Other current liabilities	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Other current liabilities
Note 13. Other current liabilities

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands

VAT Payables	81	71
Accruals for personnel related expenses	12,969	12,483
Other	6,077	1,177

Total	19,127	13,731

Accruals for personnel are related to annual bonuses, PTO accruals and social expenses on stock options.
As of December 31, 2021 “Other” mainly include payables to fixed asset suppliers for $
0.7
 million, and other tax liabilities for $
0.4
 million.
As of December 31, 2020 “Other” mainly include payables to fixed asset suppliers for $
3.7
 million, Board of Directors attendance fees for $
0.3
 million liabilities and other tax liabilities for $
0.2
 million.